Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds I
Prospectus Date	rr_ProspectusDate	Nov. 23, 2011
Old Mutual Analytic Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.27%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	815.70%
Total Other Expenses	rr_OtherExpensesOverAssets	815.97%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	816.83%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(815.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.53%	[2]
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	796
5 Years	rr_ExpenseExampleYear05	1,461
10 Years	rr_ExpenseExampleYear10	3,241
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	(3.95%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.03%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2005
Old Mutual Analytic Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	(4.39%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.67%)
Old Mutual Analytic Fund | Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.23%
5 Years	rr_AverageAnnualReturnYear05	(3.52%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.65%)
Old Mutual Analytic Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.27%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.79%
Total Other Expenses	rr_OtherExpensesOverAssets	1.31%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.83%	[2]
1 Year	rr_ExpenseExampleYear01	750
3 Years	rr_ExpenseExampleYear03	1,184
5 Years	rr_ExpenseExampleYear05	1,643
10 Years	rr_ExpenseExampleYear10	2,909
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	(5.34%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.17%)
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2005
Old Mutual Analytic Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.27%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	1.18%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	2.58%	[2]
1 Year	rr_ExpenseExampleYear01	361
3 Years	rr_ExpenseExampleYear03	845
5 Years	rr_ExpenseExampleYear05	1,455
10 Years	rr_ExpenseExampleYear10	3,102
1 Year	rr_ExpenseExampleNoRedemptionYear01	261
3 Years	rr_ExpenseExampleNoRedemptionYear03	845
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,102
1 Year	rr_AverageAnnualReturnYear01	4.34%
5 Years	rr_AverageAnnualReturnYear05	(4.95%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.91%)
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2005
Old Mutual Analytic Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12.00
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.29%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Total Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	525
5 Years	rr_ExpenseExampleYear05	911
10 Years	rr_ExpenseExampleYear10	1,992
Annual Return 2001	rr_AnnualReturn2001	(1.98%)	[3]
Annual Return 2002	rr_AnnualReturn2002	(12.22%)	[3]
Annual Return 2003	rr_AnnualReturn2003	23.13%	[3]
Annual Return 2004	rr_AnnualReturn2004	9.87%	[3]
Annual Return 2005	rr_AnnualReturn2005	15.36%	[3]
Annual Return 2006	rr_AnnualReturn2006	8.69%	[3]
Annual Return 2007	rr_AnnualReturn2007	1.69%	[3]
Annual Return 2008	rr_AnnualReturn2008	(33.79%)	[3]
Annual Return 2009	rr_AnnualReturn2009	4.78%	[3]
Annual Return 2010	rr_AnnualReturn2010	6.41%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.78%)
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	(3.98%)
10 Years	rr_AverageAnnualReturnYear10	0.92%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1978
Old Mutual Analytic Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Mutual Analytic Fund Morningstar Category: Long-Short
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Old Mutual Analytic Fund (the "Fund") seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other retail mutual funds advised by Old Mutual Capital, Inc. ("Old Mutual Funds").  More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 30 of the Fund's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 64 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 231.43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.43%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other retail mutual funds advised by Old Mutual Capital, Inc. ("Old Mutual Funds").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its objective, the Fund normally invests in a combination of stocks, debt securities, and derivative instruments.  The Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities.  This strategy may not be changed unless Fund shareholders are given at least 60 days' prior notice.

Equity Strategy.  The Fund invests primarily in long and short positions in U.S. large cap stocks included in the Russell 1000® Index, although the Fund may invest in other equity securities.  The Russell 1000 Index consists of the largest 1,000 domestic companies based on market capitalization.  The Fund buys securities "long" that Analytic Investors, LLC ("Analytic"), the Fund's sub-adviser, believes will outperform and sells securities "short" that Analytic believes will underperform.  The Fund intends to take long and short equity positions that may vary over time based on Analytic's assessment of market conditions and other factors.  The Fund's long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Fund's net assets, excluding cash.  The Fund may take short positions at the higher end of this range when it has reduced its written call options positions under the option strategy and may during these periods hold a substantial portion of the Fund's total assets in high quality short-term debt securities, cash, or cash equivalents.

Analytic selects common stocks and other equity securities for the Fund using a proprietary system that ranks securities according to a quantitative model.  The model attempts to determine a security's intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity, and risk.

Options Strategy.  The options strategy is intended to reduce overall portfolio risk.  The Fund's options strategy primarily focuses on the use of writing (selling) call options on equity indexes or index exchange-traded funds ("ETFs").  For these purposes, the Fund treats options on indexes and ETFs as being written on securities having an aggregatevalue equal to the face or notional amount of the index or ETF subject to the option.  Writing index and ETF call options is intended to reduce the Fund's volatility and provide income, although it may also reduce the Fund's ability to profit from increases in the value of its equity portfolio.  The Fund may sell call options on broad-based domestic equity indexes or ETFs, such as the Standard and Poor's ("S&P") 100® Index, as well as on narrower market indexes or ETFs or on indexes or ETFs of companies in a particular industry or sector.  The Fund may also sell call options on foreign indexes or ETFs.  The Fund seeks to write options on broad- and narrow-based indexes and ETFs that correlate with the price movements of the Fund's equity securities.

The Fund may also buy index put options to help protect the Fund from market declines that may occur in the future as the value of index put options increases as the prices of the stocks constituting the index decrease.  However, during periods of market appreciation, the value of the index put option decreases as these stocks increase in price.

The Fund may also write (sell) covered call options on individual equity securities to generate income.    A covered call is a transaction in which the seller of call options owns the corresponding amount of shares of a security.  When the Fund writes a covered call option, the Fund makes an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium.  The Fund may also purchase put options on individual equity securities which it owns.  A put option gives the Fund the right, but not the obligation, to sell an underlying security to the writer of the option at an agreed-upon strike price on or before a predetermined date in the future.

Other Derivative Strategies.  In addition to the options strategy, the Fund may use other derivatives for a variety of purposes, including to:

  hedge against market and other risks in the portfolio;
  manage cash flows; and
  maintain market exposure and adjust the characteristics of its investments to more closely approximate those of its benchmark, with reduced transaction costs.

Analytic may use futures contracts as an efficient way to gain broad market exposure with reduced transaction costs and/or to hedge against market and other risks in the Fund's portfolio.  A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time.  A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in the Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or Analytic may misgauge that worth.

Short Sales Risk.  If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with the short sale.  In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.  The Fund may experience a loss if it is required to return a security that it borrowed to sell short.

Segregated Account Risk.  Until the Fund replaces a borrowed security, it is required to segregate cash or liquid securities on the records of a broker or custodian to cover the Fund's short position.  Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities.  As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

Covered Call Options Risk.  Investments in covered calls involve certain risks.  These risks include:

•
Limited Gains.  By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.  While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

•
Lack of Liquidity for the Option.  A liquid market may not exist for the option.  If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

•
Lack of Liquidity for the Security.  The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities.  Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Tax Consequences.  The Fund expects to generate premiums from its sale of call options.  These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes.  Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses.  Due to the tax treatment of securities on which call options have been written, the holding period of the underlying security may be affected and some or all of the gains from the sale of the underlying security may be short-term capital gains.  Short-term capital gains are usually taxable as ordinary income when distributed to shareholders.  Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions, or reorganizations) may force it to realize capital gains or losses at inopportune times.

Derivatives Risk.  Derivatives, including options, futures contracts, swap agreements, and options related to futures contracts, are often more volatile than other investments and may magnify the Fund's gains or losses.  There are various factors that affect the Fund's ability to achieve its objectives with derivatives.  Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells.  The Fund could lose money if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a particular derivative instrument may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund.  The Fund uses this leverage as a means of enhancing returns without increasing its investment.  Derivatives are often more volatile than other investments and the maximum potential loss on the use of derivatives may be greater than the value presented in the Fund's Statement of Assets and Liabilities.  The Fund's use of certain derivatives may be considered speculative.

Swap Risk.  Swap agreements involve the risk that a swap counterparty will default on its payment obligation to the Fund.  The Fund attempts to limit this risk by entering into a transaction with counterparties that meet certain credit requirements and that have been pre-approved by the Board of Trustees (the "Board") of Old Mutual Funds I (the "Trust").

Equity swaps have a potentially greater downside risk than interest rate swaps, for example, since equity returns, unlike interest rates, can be negative.

Leverage Risk.  By engaging in certain derivative strategies or investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks.  The use of leverage may increase the Fund's exposure to long or short equity positions and make any change in the Fund's net asset value greater than without the use of leverage.  Leverage generally results in increased volatility of returns.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund's performance to be susceptible to the economic, business, or other developments that affect those industries.

Small- and Mid-Size Company Risk.  While the Fund invests primarily in large capitalization companies, the Fund may also invest in small- or mid-size companies.  While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of smaller-cap issuers tend to be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years or since inception compared with those of two broad measures of market performance.  The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

On December 9, 2005, the Fund acquired substantially all the assets and liabilities of the Analytic Defensive Equity Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund").  On June 24, 2002, the Predecessor Fund acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund, a series of UAM Funds, Inc. II.  Analytic used substantially similar strategies and policies to manage both funds.  Performance prior to December 9, 2005 stated below for Class Z shares is based on the performance of the Predecessor Fund's institutional class shares.  The Fund's Class Z shares are the successor class of the Predecessor Fund's institutional class.  The Fund's fees and expenses for Class Z shares are identical to the Predecessor Fund's institutional class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years or since inception compared with those of two broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 – Class Z 1
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 10.14% (quarter ending December 31, 2003) and the lowest return for a quarter was (16.78%) (quarter ending December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Institutional Class shares. After tax returns for Class A, Class C, and Class Z shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses. If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below compares the average annual total return information for the Fund's Class A, Class C, Class Z and Institutional Class shares to the S&P 500®, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries, as well as to the Citigroup 3-Month T-Bill Index, an unmanaged index that measures the performance of three-month Treasury bills.  Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Analytic Fund | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Old Mutual Analytic Fund | Citigroup 3-Month T-Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Adviser") contractually agreed to limit the operating expenses of the Fund to an annual rate of 1.25% for Institutional Class shares, 1.55% for Class A shares, 2.30% for Class C shares, and 1.30% for Class Z shares through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses or Expenses on Short Sales. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties.
[3]	The year-to-date return as of September 30, 2011 is (2.45%).